CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net income	$ 134,151,207	$ 113,058,436	$ 79,037,845
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,080,267	1,752,785	1,102,014
Amortization	266,634	262,539	31,077
Reduction in the carrying amount of operating lease right-of-use assets	1,072,946	1,343,885	829,069
Loss (gain) on disposal of property and equipment	(63,055)	5,250	5,306
Investment (income) loss	2,805,945	(1,728,308)	(21,407)
Interest income of held-to-maturity debt securities	(2,946,124)	(363,727)
Impairment loss of investments	0	2,509,480	705,428
Share-based compensation	14,691,737	17,929,842	26,690,970
Changes in operating assets and liabilities:
Prepayments and other current assets	(5,989,635)	(6,255,514)	(6,833,954)
Amount due from a related party	109,507	(109,507)
Other assets		2,421,868	(2,612,479)
Amounts due to a related party	87,156	(692,611)	777,434
Accounts payable	29,662	(4,454,221)	989,946
Deferred revenue	11,523,078	10,601,086	10,986,282
Income taxes payable	8,197,819	(19,911)	251,991
Accrued expenses and other current liabilities	6,796,720	4,316,156	8,604,681
Operating lease liabilities	(1,145,060)	(1,257,975)	(996,099)
Deferred income tax liabilities	2,148,022
Net cash provided by operating activities	172,816,826	139,319,553	119,548,104
Investing activities:
Purchase of property and equipment	(705,863)	(1,275,612)	(1,571,070)
Proceeds from disposal of property and equipment	117,673	14,557
Purchase of intangible asset	(29,786)	(67,784)	(1,359,547)
Prepayments of purchase of property and equipment	(107,902)	(305,417)	(13,393,876)
Purchases of short-term investments	(28,286,820)	(100,581,799)	(29,566,642)
Proceeds from maturity of short-term investments	18,870,262	117,708,862	6,424,215
Purchase of term deposits	(181,942,350)	(292,024,069)	(20,000,000)
Proceeds from maturity of term deposits	304,159,842	100,485,555
Payments of long-term investments	(93,495,867)	(50,079,240)	(2,984,849)
Loans provided to a related party			(145,370)
Repayment of loans provided to a related party			141,086
Loans provided to a third party			(1,574,704)
Repayment of loans provided to a third party			1,464,408
Net cash (used in) provided by investing activities	18,579,189	(226,124,947)	(62,566,349)
Financing activities:
Proceeds from exercise of share options	1,088,392	945,947	1,965,894
Repurchase of shares	(13,911,356)	(8,512,608)	(1,594,889)
Contributions from non-controlling interests		13,143
Net cash provided by (used in) financing activities	(12,822,964)	(7,553,518)	371,005
Effect of foreign currency exchange rate changes on cash and cash equivalents and restricted cash	(524,571)	(590,895)	(1,581,525)
Net increase (decrease) in cash and cash equivalents and restricted cash	178,048,480	(94,949,807)	55,771,235
Cash and cash equivalents and restricted cash at the beginning of the year	312,307,030	407,256,837	351,485,602
Cash and cash equivalents and restricted cash at the end of the year	490,355,510	312,307,030	407,256,837
Supplemental cash flow information:
Income taxes paid	3,572,685	2,729,820	2,350,510
Noncash investing and financing activities:
Operating lease right-of-use assets acquired in operating lease	86,216	3,835,419	2,082,819
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents	488,379,894	311,883,463	407,256,837
Restricted cash	1,975,616	423,567
Total cash and cash equivalents and restricted cash shown in the statement of cash flows	$ 490,355,510	$ 312,307,030	$ 407,256,837